Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Commitments and Contingencies
Commitments and Contingencies

(6) Commitments and Contingencies

Reseller Agreements

The Company had agreements with two organizations that sell the Company’s offerings and services in defined areas of the country. The Company exercised its right to terminate the first reseller agreement and acquired certain assets of the reseller in May 2014 as described in Note 5 of the audited consolidated financial statements and related notes for the year ended June 30, 2014 included in the Company’s Annual Report on Form 10-K filed with the SEC on August 22, 2014.  The Company paid the first reseller $614 during the three months ended September 30, 2013, under the reseller agreement and paid the first reseller $2,385 during the three months ended September 30, 2014 under the terms of the asset purchase agreement signed at closing in May 2014.

The initial term of the second reseller agreement commenced in June 2009 and is set to expire in June 2016 unless renewed or terminated.  The second reseller agreement provided that the reseller may terminate the agreement by providing nine months’ prior notice or upon an initial public offering by the Company. The Company amended this agreement in December of 2013 to provide that the reseller may not give a nine-month termination notice until after the earlier of (i) six months following the closing of an initial public offering by the Company or (ii) December 31, 2014. In addition, the Company, but not the reseller, has the right to terminate the agreement at any time. If a termination were to occur, the purchase price of the assets would be equal to 3.3 times the net revenues of the reseller for the 12 months preceding the termination effective date. The Company paid the second reseller $492 and $635 during the three-month periods ended September 30, 2013 and 2014, respectively.

(16) Commitments and Contingencies

(a) Employment Agreements

The Company has employment agreements with certain of its key officers. The agreements allow for minimum annual compensation increases, participation in equity incentive plans and bonuses for annual performance as well as certain change of control events as defined in the agreements.

(b) Litigation

From time to time, the Company is subject to litigation arising in the ordinary course of business. Many of these proceedings are covered in whole or in part by insurance. In the opinion of the Company’s management, the ultimate disposition of any matters currently outstanding or threatened will not have a material adverse effect on the Company’s financial position, results of operations, or liquidity.

(c) Reseller Agreements

The Company had agreements with two resellers, one of which was terminated in March 2014. The initial term of the first reseller agreement commenced in February 2007 and was set to expire in February 2016 unless renewed. The initial term of the second reseller agreement commenced in June 2009 and is set to expire in June 2016 unless renewed. Each of the Company’s reseller agreements provides that the Company is required upon a termination of the agreement to acquire the assets of the reseller.

The first reseller agreement provided that either party may terminate the agreement by electing not to renew the agreement beyond its original term. The Company, but not the reseller, also had the right to terminate the agreement at any time following the completion of an initial public offering by the Company. The Company exercised its right to terminate the agreement in April 2014 and closed on the purchase of the reseller’s client base in May 2014. See Note 5 for further information.  The Company paid the first reseller $1,693, $2,377 and $2,495 during fiscal years 2012, 2013 and 2014, respectively.

The second reseller agreement provided that the reseller may terminate the agreement by providing nine months’ prior notice or upon an initial public offering by the Company. The Company amended this agreement in December of 2013 to provide that the reseller may not give a nine-month termination notice until after the earlier of (i) six months following the closing of an initial public offering by the Company or (ii) December 31, 2014. In addition, the Company, but not the reseller, now has the right to terminate the agreement at any time after the date that is six months following the completion of an initial public offering by the Company. If a termination were to occur, the purchase price of the resellers assets to be acquired would be equal to 3.3 times the net revenues of the reseller for the 12 months preceding the termination effective date. The Company paid the second reseller $1,324, $1,783 and $2,081 during fiscal years 2012, 2013 and 2014, respectively.